Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash with Federal Deposit Insurance Company	$ 250,000
Common stock subject to possible redemption	64,472,667	61,414,002
Outstanding (in shares)	64,472,667	61,414,002
Thimble Point Acquisition Corp.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption	27,600,000	0
Number of common stock into which the class of warrant or right converted	14,213,333
Outstanding (in shares)	27,600,000	0
Class A Common Stock | Thimble Point Acquisition Corp.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption	27,600,000	0
Weighted average number diluted shares outstanding adjustment	0
Outstanding (in shares)	27,600,000	0
Common Class B [Member] | Thimble Point Acquisition Corp.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption		900,000
Outstanding (in shares)		900,000